INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

23— INCOME TAXES

23-1     Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:

	Year Ended December 31,
	2024	2023	2022
France	(5,352)	(9,026)	(418)
Other countries	(13,377)	(11,507)	(1,678)
Total	(18,729)	(20,533)	(2,096)

23-2     Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following :

	Year Ended December 31,
	2024	2023	2022
Current income tax expense:
France	(46)	(77)	(485)
Other countries	(355)	(533)	(251)
Sub-total current income tax expense	(401)	(610)	(736)
Deferred income tax (expense) benefit:
France	5	3	(8)
Other countries	107	(37)	(93)
Sub-total deferred income tax (expense) benefit	112	(34)	(101)
Total	(289)	(644)	(837)

23-3     Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows by nature :

	2024	2023
Net operating loss carry forwards	20,744	16,356
Elimination of intercompany profit in inventory	452	689
Elimination of intercompany profit in fixed assets	412	396
Provisions for retirement indemnities	689	663
Capital leases treated as operating leases for tax	7	10
Other items	356	354
Total deferred tax assets	22,660	18,468
Total deferred tax liabilities	—	—
Net deferred tax assets	22,660	18,468
Valuation allowance for deferred tax assets	(21,828)	(17,739)
Deferred tax assets (liabilities), net of allowance	833	729

Net operating loss carryforwards available amount to €91,795 thousand as of December 31, 2024, of which €35,657 thousand relates to EDAP TMS SA, €55,688 thousand relates to Edap Technomed Inc., €293 thousand relates to Edap TMS Gmbh and €158 thousand relates to Edap Technomed Co Ltd Japan. These net operating losses generate deferred tax assets of €20,744 thousand as at December 31, 2024. Realization of these tax assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2024, €91,637 thousand out of these €91,795 thousand net operating loss carry-forwards have no expiration date but the amount of the net operating loss carry-forward, which can be used each year to offset taxable earnings, is limited in all jurisdictions. The remaining tax loss carry-forwards expire in 2025. In accordance with ASC 740, a valuation allowance is established if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized.

23-4     Effective tax income (expense)

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax income (loss) is as follows:

	2024	2023	2022
Theoretical income tax (expense) benefit at French statutory tax rate	4,682	5,133	524
Income of foreign subsidiaries taxed at different tax rates	(546)	(546)	(174)
Effect of net operating loss carry-forwards and valuation allowances	(4,431)	(4,439)	(643)
Non-taxable debt fair value variation	—	—	—
Permanent differences	(282)	(263)	(99)
Effect of cancellation of intra-group positions	267	(476)	(366)
French business tax included in income tax (CVAE)	(40)	(74)	(99)
Other	62	20	20
Effective income tax (expense) benefit	(289)	(644)	(837)

The valuation allowances for deferred taxes presented on the line "Effect of net operating loss carry-forwards and valuation allowances" include some additional categories compared to note 23-3 and include mainly R&D tax credit, stock options and foreign exchange rates.

23-5     Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2024 the Company believes that there is no significant uncertainty in the Company’s tax positions.

The Company remains subject to examination by major tax jurisdictions.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no interest or penalties in 2024, 2023 and 2022.